Other Non-Current Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Schedule of Accrued Liabilities [Line Items]
Defined benefit pension obligations, net (note 9)		$ 8,952	$ 7,189
Other non-current liabilities	[1]	14,800	5,035
Non-current other liabilities		$ 23,752	$ 12,224	[2]

[1]	*An amount of $6.0 million is included within other non-current liabilities in respect of contingent consideration for the acquisition of ClinicalRM. See note 4 (a).
[2]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs (see Note 20).